S000010789 [Member] Expense Example, No Redemption - S000010789 [Member]	Feb. 28, 2026 USD ($)
C000122575 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 82
Expense Example, No Redemption, 3 Years	268
Expense Example, No Redemption, 5 Years	471
Expense Example, No Redemption, 10 Years	1,055
C000149202 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	253
Expense Example, No Redemption, 5 Years	444
Expense Example, No Redemption, 10 Years	996
C000253703 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	86
Expense Example, No Redemption, 3 Years	281
Expense Example, No Redemption, 5 Years	493
Expense Example, No Redemption, 10 Years	1,102
C000029837 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	680
Expense Example, No Redemption, 3 Years	914
Expense Example, No Redemption, 5 Years	1,166
Expense Example, No Redemption, 10 Years	1,887
C000029839 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	187
Expense Example, No Redemption, 3 Years	591
Expense Example, No Redemption, 5 Years	1,021
Expense Example, No Redemption, 10 Years	2,022
C000029840 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	86
Expense Example, No Redemption, 3 Years	281
Expense Example, No Redemption, 5 Years	493
Expense Example, No Redemption, 10 Years	$ 1,102